Related party balances and transactions - Balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party balances and transactions
Total Arising from sales / purchases of goods / other	$ 78,984	$ 57,249
Other liabilities.
Total other liabilities	(13,820)	(15,050)
Other balances
Other balances	28,142	34,102
Associates
Related party balances and transactions
Trade receivables	1,480	2,379
Other receivables	2,238
Other financial assets	2,408	3,260
Trade payables	(4,078)	(1,123)
Other liabilities.
Other liabilities	(12,651)	(13,813)
Other related parties
Related party balances and transactions
Trade receivables	1,913	2,734
Other receivables	9,478	9,239
Other financial assets	69,729	44,637
Trade payables	(4,184)	(3,877)
Other liabilities.
Other liabilities	(1,169)	(1,237)
Other balances
Cash at banks in other related parties	$ 28,142	$ 34,102